Leases (Schedule of Future Minimum Lease Commitments) (Details)	Jun. 30, 2019 USD ($)
Operating Leases
Remainder of 2019	$ 36,868
2020	76,452
2021	46,182
Total future minimum lease payments	159,502
Less: Imputed interest	(10,081)
Total operating lease liability	$ 149,421